Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2020 $ / CAD $ / MMBTU $ / bbl
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / CAD	0.77
2022 | $ / CAD	0.77
2023 | $ / CAD	0.77
2024 | $ / CAD	0.77
2025 | $ / CAD	0.77
2026 – 2031 | $ / CAD	0.77
2021	0.00%
2022	1.50%
2023	2.00%
2024	2.00%
2025	2.00%
2026 - 2030	2.00%
Thereafter (inflation percentage)	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / bbl	46.88
2022 | $ / bbl	51.14
2023 | $ / bbl	54.83
2024 | $ / bbl	56.48
2025 | $ / bbl	57.62
2026 - 2030 | $ / bbl	61.16
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2021 | $ / MMBTU	2.74
2022 | $ / MMBTU	2.70
2023 | $ / MMBTU	2.65
2024 | $ / MMBTU	2.69
2025 | $ / MMBTU	2.74
2026 - 2030 | $ / MMBTU	2.91
Thereafter (inflation percentage)	2.00%